Summary of Defined Benefit Pension Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 3,499,274	$ 3,096,616
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	(1,346,224)	(1,372,437)
Pension Plans, Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	4,382,563	4,506,521
Service cost	99,929	107,519	84,663
Interest cost	190,999	174,152	185,550
Actuarial (gain) loss	277,098	(241,674)
Benefits paid	(286,066)	(157,838)
Plan amendments	(3,503)	11,236
Acquisitions	0	1,283
Foreign currency translation and other	88,427	(18,636)
Benefit obligation at end of year	4,749,447	4,382,563	4,506,521
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	3,096,616	2,700,050
Actual gain on plan assets	469,984	278,862
Employer contributions	146,237	291,018
Acquisitions	0	285
Foreign currency translation and other	72,503	(15,761)
Fair value of plan assets at end of year	3,499,274	3,096,616	2,700,050
Funded status	(1,250,173)	(1,285,947)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(11,333)	(20,643)
Pensions and other postretirement benefits	(1,238,840)	(1,265,304)
Net amount recognized	(1,250,173)	(1,285,947)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	1,434,645	1,537,549
Prior service cost	37,137	54,630
Transition obligation	143	166
Net amount recognized	$ 1,471,925	$ 1,592,345